Other Income/Expenses and Adjustments - Summary of Depreciation, Amortization and Lease Expense Included in Consolidated Income Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Operating Income Expense [Line Items]
Amortization of prepaid land lease payments	$ 35	$ 57	$ 59
Depreciation – investment property	35	24
Minimum lease payments recognised as an operating lease expense	35	57
Depreciation, amortization and lease expense	6,230	6,377	6,569
Included in cost of sales [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	4,148	4,633	4,720
Amortization – intangible assets	9	7	5
Included in selling expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	132	178	167
Included in general and administrative expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	657	616	695
Amortization – intangible assets	40	39	31
Amortization of prepaid land lease payments	35	57	59
Depreciation – investment property	35	24	16
Minimum lease payments recognised as an operating lease expense	$ 1,174	$ 823	$ 876